Document and Entity Information	Feb. 10, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001833764
Document Type	8-K
Document Period End Date	Feb. 10, 2023
Entity Registrant Name	ABG ACQUISITION CORP. I
Entity Incorporation State Country Code	E9
Entity File Number	001-40072
Entity Tax Identification Number	98-1568635
Entity Address, Address Line One	430 Park Avenue
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(646)
Local Phone Number	829-9373
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Ordinary Shares, par value $0.0001 per Share
Trading Symbol	ABGI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false